Document and Entity Information	Sep. 13, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 2, 2019, Berry Global Group, Inc. (the “Company”) filed a current report on Form 8-K to report that it had completed the acquisition of all of the outstanding equity of RPC Group Plc (“RPC”). In such Form 8-K, the Company stated that it would file the financial statements of RPC and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, respectively, by amendment as permitted by such Items. The Company is filing this Amendment No. 1 to provide such financial statements and pro forma financial information.
Document Period End Date	Sep. 13, 2019
Entity Registrant Name	BERRY GLOBAL GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-35672
Entity Tax Identification Number	20-5234618
Entity Address, Address Line One	101 Oakley Street
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47710
City Area Code	812
Local Phone Number	424-2904
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001378992
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BERY
Security Exchange Name	NYSE